Note 7 - Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Text Block [Abstract]
Tax benefit computed at U.S. statutory rates	$ (4,824,580)	$ (3,377,374)
Increases (decreases) in taxes resulting from:
Non-deductible items	170,052	(25,000)
Stock based compensation	(5,620)	0
Change in valuation allowance	4,659,788	3,421,580
State taxes	0	(19,206)
Total	$ 0	$ 0